Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	AKU
Entity Registrant Name	AKUMIN INC.
Entity Central Index Key	0001776197
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Document Annual Report	true
Document Registration Statement	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	70,178,428
Amendment Description	This Amendment No. 2 to the Annual Report on Form 40-F/A (“Amendment No. 2”) amends the Annual Report on Form 40-F filed with the Securities and Exchange Commission (“SEC” or the “Commission”) on April 1, 2021, and Amendment No. 1 to the Annual Report on Form 40-F/A filed with the SEC on April 29, 2021 (collectively, the “Original Annual Report”) of Akumin Inc. (the “Registrant”) for the year ended December 31, 2020, in order to (i) file amendments to (A) Management’s Discussion and Analysis for the year ended December 31, 2020 (the “MD&A”), and (B) Audited Consolidated Financial Statements for the year ended December 31, 2020; and (ii) amend and restate in its entirety the information set forth below under “A. Disclosure Controls and Procedures,” “B. Management’s Annual Report on Internal Control Over Financial Reporting” and “D. Changes in Internal Control Over Financial Reporting.” Other than as discussed above and included herein, all information in the Original Annual Report is unchanged and is not reproduced in this Amendment No. 2. This Amendment No. 2 does not reflect events occurring after the filing of the Original Annual Report or modify or update the disclosure contained in the Original Annual Report in any way other than as discussed above and included herein. Accordingly, this Amendment No. 2 should be read in conjunction with the Original Annual Report. Capitalized terms used but not defined in this Amendment No. 2 shall have the meanings set forth in the Original Annual Report.
Entity Address, State or Province	FL
ICFR Auditor Attestation Flag	false